SHARE-BASED COMPENSATION RESERVE - Schedule of Changes in Warrants, Share Options and Restricted Share Units (“RSUs”) (Details)	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	6,121,689	5,834,519	5,852,864
Total grants outstanding under 2020 Stock Incentive Plan
Disclosure Of Classes Of Share Capital [Line Items]
Warrants (in shares)	0	0	50,000
Share options (in shares)	1,137,079	1,165,918	1,746,094
RSUs (in shares)	927,840	611,831	0
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	2,064,919	1,777,749	1,796,094
Founders Awards
Disclosure Of Classes Of Share Capital [Line Items]
Share options (in shares)	5,193,849	5,222,688	5,852,864	5,562,984
RSUs (in shares)	4,056,770	4,056,770	4,056,770